Guarantor Financial Statements Consolidated Statements of Comprehensive Income with Guarantor Information(Details) - USD ($) $ in Millions	3 Months Ended													4 Months Ended				9 Months Ended		12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015	[1]	Jul. 05, 2015		Apr. 12, 2015	[1]	Sep. 28, 2014	[1]	Jul. 06, 2014	[1]	Apr. 13, 2014	[1]	Jan. 18, 2015	[1]	Jan. 19, 2014	[1]	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Net income	$ 120	$ 56		$ 154	[1]	$ 158		$ 128		$ 151		$ 142		$ 167		$ 158		$ 419	$ 479	$ 536	$ 579	$ 551
Foreign currency translation adjustments	(1)			3														(1)	(15)	(21)	(8)	(4)
Other comprehensive loss, net of tax	(1)			3														(1)	(15)	(21)	(8)	(4)
Comprehensive income	119			157														418	464	515	571	547
Parent Company [Member]
Net income	120			154														419	479	536	579	551
Comprehensive income	120			154														419	479	536	579	551
Guarantor Subsidiaries [Member]
Net income	126			152														432	478	550	574	541
Foreign currency translation adjustments	(4)			5														(10)	(5)	(7)
Other comprehensive loss, net of tax	(4)			5														(10)	(5)	(7)
Comprehensive income	122			157														422	473	543	574	541
Non-Guarantor Subsidiaries [Member]
Net income	12			17														35	41	34	64	73
Foreign currency translation adjustments	3			(2)														9	(10)	(14)	(8)	(4)
Other comprehensive loss, net of tax	3			(2)														9	(10)	(14)	(8)	(4)
Comprehensive income	15			15														44	31	20	56	69
Eliminations [Member]
Net income	(138)			(169)														(467)	(519)	(584)	(638)	(614)
Comprehensive income	$ (138)			$ (169)														$ (467)	$ (519)	$ (584)	$ (638)	$ (614)

[1]	Sum of quarterly amounts, including per share amounts, may not equal fiscal year totals due to the effect of rounding and the independent quarterly computation of per share amounts.